Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contributions description	Each year, participants may contribute a percentage of their pretax annual compensation, as defined in the plan document. Participants may choose to contribute to a Traditional 401(k), Roth 401(k) or both, within the Plan. Participants are eligible for Company matching contributions after attaining six months of service. The Company makes matching contributions as follows: $1.00 for each $1.00 on the first 3% of participant contributions and $0.50 on each $1.00 on the next 2% of participant contributions up to the maximum allowable by the IRS. Contributions are subject to certain Internal Revenue Code (IRC) limitations. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Effective January 1, 2026, the Company amended the Plan to provide that participants become eligible to receive matching contributions after completing one month of continuous service. In addition, effective April 1, 2026, the Company amended the Plan to permit participants to make after-tax Roth 401(k) contributions, which are in addition to the Plan’s existing Roth 401(k) contribution feature.
Employee benefit plan employer contribution participant compensation first participant contributions	$ 1
Employee benefit plan employer contribution participant compensation matched percentage first participant contribution	3.00%
Employee benefit plan employer contribution participant compensation next participant contributions	$ 0.5
Employee benefit plan employer contribution participant compensation matched percentage next participant contribution	2.00%
Forfeited non-vested accounts	$ 2,272	$ 129
Forfeited nonvested accounts utilized	0	$ 0
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%